Related Party Transactions (Details) - Schedule of Related Party Transactions - Director (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Balance	$ 557,703	$ 582,682	$ 470,443
Director [Member]
Related Party Transaction [Line Items]
Balance	456,723	426,052	0	0
Monies owed	1,046,494
Monies paid	$ (1,015,823)	$ (2,405,994)	$ 0